GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 08, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 03, 2010	Jan. 29, 2010	Jan. 28, 2010	Mar. 25, 2009
GENERAL [Abstract]
Business acquisition, purchase price								$ 262
Business acquisition, contingent consideration								600
Discontinued operations, consideration received						250	147
Discontinued operations, loan paid off							290
Maximum earn out amount						1,500
Results of the discontinued operations:
Revenues				541
Cost of revenue				(497)
Research and development				(96)
Selling and marketing				(105)
General and administrative				(28)
Financial expenses				(4)
Impairment of goodwill and other intangible assets
Net loss				(189)
Loan due from subsidiary assigned to purchaser				1,400
Capital gain on sale of subsidiary				272
Extinguishment of liabilities:
Share price					$ 0.38
Shares issued for a percentage of outstanding debt					40.00%
Percentage of outstanding debt forgiven					60.00%
Amount of debt extinguished	245	3,910	3,369	271
Warrants	254,840		254,558	283,798
Options	325,647		70,588
Ordinary shares		3,431,800	3,185,609
Capital gain on extinguishment of liabilities		2,417	2,149	124
Fair value of awards issued	130	1,240	1,220	147
Share capital adjustment		221
Amount of liability extinguished on account of shares		127	819
Additional paid in capital adjustment		1,019
Warrant fair value		$ 124	$ 143	$ 147